Commitments and Contingency	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Commitments and Contingency [Abstract]
Commitments and Contingency
16.	Commitments and Contingency

Operating Leases

The Company leases office space in Rogers, Arkansas; Jersey City, New Jersey; Boise, Idaho; and Royal Oak, Michigan. The Rogers office is leased for a term of five years, effective January 1, 2012. The Company’s Boise office space is subject to a 38-month lease that commenced on May 1, 2014. The Jersey City office lease, amended on November 6, 2014, expires on November 30, 2018 and the Company has the option to extend the term for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses. The Company entered into a sub-lease agreement on May 22, 2015 for an office in Michigan. The term for the office space is month to month. Rent expense for the three months ended June 30, 2015 and 2014 was $89,629 and $50,487, respectively. Rent expense for the nine months ended June 30, 2015 and 2014 was $236,474 and $163,070, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of June 30, 2015 for the next five years and in the aggregate are:

2016	$327,119
2017	305,663
2018	256,608
2019	106,920
2020	-
$996,310

16. Commitments and Contingency

Operating Leases

The Company leases office space in Encinitas, California; Rogers, Arkansas; Jersey City, New Jersey; and Boise, Idaho. The Encinitas office is leased for a term that expired on June 30, 2014. The Rogers office is leased for a term of five years, effective January 1, 2012. The Company’s month-to-month Boise office space lease was terminated effective April 30, 2014, and a new 38-month Boise office space lease was signed in April 2014 effective on May 1, 2014.  The Jersey City office lease expires on June 30, 2016 and the Company has the option to extend the term for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses.  Rent expense for the year ended September 30, 2014 and 2013 was $216,811 and $217,817, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of September 30, 2014 for the next five years and in the aggregate are:

2015	$192,983
2016	163,064
2017	31,215
2018	-
2019	-
$387,262

Employment Agreements

The Company entered into a Separation and General Release Agreement (the “Separation Agreement”) with James Orsini, its former Chief Executive Officer, which confirms his removal from all positions held with the Company, including its subsidiaries, divisions, affiliates, partnerships, joint ventures and related business entities, effective September 19, 2014. Pursuant to the terms of the Separation Agreement and in accordance with the terms of his employment agreement, the Company will pay to Mr. Orsini, one year of his base salary, accrued but unused vacation time and will provide continued medical coverage for a period of one year. In addition, the Company will reimburse Mr. Orsini for $10,000 for his attorneys’ fees in connection with his Separation Agreement. In exchange for these payments, and other provisions, Mr. Orsini agreed to a general release in favor of the Company. The Separation Agreement became effective September 19, 2014.

Effective November 1, 2013, Kurt Streams serves as our Chief Financial Officer. Pursuant to our employment agreement with Mr. Streams dated October 18, 2013; we will pay Mr. Streams an annual salary of $200,000. Our agreement with Mr. Streams also calls for successive one-year renewals unless either party elects against renewal. Mr. Streams can also receive discretionary cash bonuses. We also agreed to grant Mr. Streams 2,500 shares of our common stock under our 2009 Employee and Consultant Stock Plan, subject to the following restriction: all of such shares shall be forfeited to us if Mr. Streams’ employment with us ceases for any reason; provided, that such restriction and risk of forfeiture shall cliff-lapse on the 180th day after his start date at the Company. We also agreed to grant Mr. Streams stock options under our 2010 Stock Option Plan to purchase 75,000 shares of our common stock at a strike price equal to the closing price of the Company’s stock on October 31, 2013 of $6.20, with the scheduled expiration date of the stock options to be November 1, 2018. The stock options shall vest annually in equal installments of 25,000 over a three year period commencing on November 1, 2014.  As contemplated by our agreement with Mr. Streams, we awarded such shares and granted such stock options to Mr. Streams with an effective date of November 1, 2013.